Rule 497(a)
                                                            Reg. No. 333-102190



                              National Equity Trust
                       Unique Opportunities Trust Series 4

                 Subject to Completion, Dated December 30, 2002

                      Supplement to Preliminary Prospectus

Following is the anticipated portfolio of Securities for the trust. This portfolio, however, is subject to additions or deletions:

1. Delphi Corporation
2. Dow Chemical
3. ConocoPhillips
4. Sunoco
5. Cummins
6. Alliance Capital Management
7. Kellogg Company
8. CIGNA
9. CBL & Associates Properties
10. Developer's Diversified Realty Corporation
11. Duke Realty Corporation
12. General Growth Properties
13. Sears
14. Philip Morris
15. Reynolds Tobacco
16. Weyerhaeuser


You should note that the actual portfolio of the trust may be different from the Securities listed above.